Share-based compensation plans and shares held in trust (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Summary of Share-based Compensation Expense

	$ million
	2024	2023	2022
Equity-settled [A]	732	700	807
[A]On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.
Schedule of Share Awards Under the PSP and LTIP

	Number of ordinary shares (million)	Number of ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2024	58	10	0.9
Granted	20	3
Vested	(26)	(4)
Forfeited	(3)	—
At December 31, 2024	49	9	0.9
At January 1, 2023	58	10	1.1
Granted	19	3
Vested	(17)	(3)
Forfeited	(2)	—
At December 31, 2023	58	10	0.9
28. Share-based compensation plans and shares held in trust continued